Operating Segment and Geographic Information - Summary of Results, Assets and Liabilities by Segments (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [Line Items]
Aeronautical services	$ 17,336,734		$ 11,983,954		$ 7,225,742
Total of Non-aeronautical services	5,197,238		3,662,441		2,448,053
Cost of improvements to concession assets	4,846,404		3,368,511		2,192,578
Total revenues	27,380,376		19,014,906		11,866,373
Income from operations	13,814,194		8,857,192		3,819,989
Interest income	835,989		420,271		410,512
Interest expense	(2,455,918)	$ (8.8)	(1,686,540)	$ (7.5)	(1,514,250)	$ (7.7)
Gain/loss on financial investment held for coverage	6,765		51,656		(41,808)
Depreciation and amortization for the year	(2,313,321)		(2,050,539)		(2,000,361)
Share of gain/loss of associate	1		1		3
Income before income taxes	12,275,686		7,829,263		2,385,770
Income taxes expense	(3,090,212)		(1,785,546)		(467,067)
Total assets	60,505,341		55,323,085		51,361,173
Total liabilities	40,677,296		34,894,485		28,508,390
Investments in associates	118		34		35
Net cash flows provided by operations activities	12,519,706		11,095,446		3,566,567
Net cash flow used in investing activities	(8,482,383)		(4,969,308)		(3,217,691)
Net cash flow used in financing activities	(4,925,702)		(7,351,525)		6,288,427
Additions to non-current as assets	37,890,697		32,604,913		43,602,548
Operating segments [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	17,336,734		11,983,954		7,225,742
Total of Non-aeronautical services	4,370,832		3,444,905		2,444,164
Cost of improvements to concession assets	4,846,404		3,368,511		2,192,578
Total revenues	26,553,969		18,797,372		11,862,484
Income from operations	13,536,719		8,426,655		3,708,182
Interest income	584,385		312,056		282,465
Interest expense	(2,157,568)		(1,701,717)		(1,622,670)
Depreciation and amortization for the year	(2,222,650)		(1,939,536)		(1,944,799)
Income before income taxes	11,630,712		7,474,146		3,533,964
Income taxes expense	(2,749,790)		(1,545,614)		(444,314)
Total assets	52,779,768		48,384,330		45,021,323
Total liabilities	34,809,282		30,695,355		21,937,510
Net cash flows provided by operations activities	12,922,577		12,030,246		454,034
Net cash flow used in investing activities	(8,568,615)		(4,771,243)		(3,074,155)
Net cash flow used in financing activities	(5,058,497)		(7,739,869)		8,182,866
Additions to non-current as assets	36,696,450		31,520,818		27,537,350
Operating segments [Member] | Guadalajara [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	4,562,120		3,296,419		2,103,574
Total of Non-aeronautical services	877,101		783,252		591,789
Cost of improvements to concession assets	2,474,815		1,463,854		614,479
Total revenues	7,914,036		5,543,525		3,309,842
Income from operations	3,897,415		2,614,203		1,472,456
Interest income	133,433		85,209		82,881
Interest expense	(767,774)		(529,299)		(360,772)
Depreciation and amortization for the year	(439,418)		(390,393)		(368,964)
Income before income taxes	3,250,932		2,228,136		1,166,564
Income taxes expense	(880,041)		(543,421)		(231,777)
Total assets	16,826,328		14,067,167		13,416,487
Total liabilities	11,965,643		9,342,510		6,535,424
Net cash flows provided by operations activities	3,525,596		3,082,428		828,257
Net cash flow used in investing activities	(3,677,863)		(1,961,546)		(892,866)
Net cash flow used in financing activities	(247,553)		(2,571,291)		2,615,782
Additions to non-current as assets	11,473,157		8,549,694		6,796,625
Operating segments [Member] | Tijuana [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,690,693		1,944,451		1,192,187
Total of Non-aeronautical services	532,955		431,706		335,419
Cost of improvements to concession assets	751,422		876,292		681,755
Total revenues	3,975,070		3,252,448		2,209,361
Income from operations	2,227,358		1,496,257		802,056
Interest income	118,480		45,691		59,945
Interest expense	(532,742)		(353,044)		(242,125)
Depreciation and amortization for the year	(341,674)		(255,470)		(254,634)
Income before income taxes	1,802,136		1,199,952		738,185
Income taxes expense	(239,072)		(139,062)		(118,685)
Total assets	9,563,875		9,152,856		8,588,502
Total liabilities	6,636,931		5,975,158		4,074,668
Net cash flows provided by operations activities	2,519,921		3,080,746		(1,627,427)
Net cash flow used in investing activities	(1,416,545)		(971,466)		(764,151)
Net cash flow used in financing activities	(1,325,895)		(1,512,134)		1,854,276
Additions to non-current as assets	6,111,134		5,363,861		4,394,890
Operating segments [Member] | Puerto Vallarta [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,278,063		1,336,177		776,424
Total of Non-aeronautical services	524,261		389,823		266,442
Cost of improvements to concession assets	523,993		285,667		67,026
Total revenues	3,326,317		2,011,667		1,109,892
Income from operations	1,992,568		1,082,157		526,761
Interest income	79,160		32,470		32,073
Interest expense	(215,845)		(130,077)		(95,133)
Depreciation and amortization for the year	(196,793)		(176,563)		(168,580)
Income before income taxes	1,822,082		1,017,326		461,532
Income taxes expense	(465,912)		(227,123)		(88,272)
Total assets	7,153,347		5,529,201		4,960,588
Total liabilities	4,310,601		3,198,249		1,979,551
Net cash flows provided by operations activities	1,414,508		1,298,955		332,206
Net cash flow used in investing activities	(1,579,955)		(392,886)		(215,636)
Net cash flow used in financing activities	228,762		(894,687)		790,233
Additions to non-current as assets	4,035,010		2,676,621		2,335,994
Operating segments [Member] | San José del cabo [member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,711,345		2,003,087		970,979
Total of Non-aeronautical services	1,093,300		839,580		460,981
Cost of improvements to concession assets	624,893		520,812		339,231
Total revenues	4,429,538		3,363,479		1,771,191
Income from operations	2,739,855		1,961,757		756,630
Interest income	68,588		53,578		40,141
Interest expense	(356,813)		(313,234)		(210,825)
Depreciation and amortization for the year	(302,051)		(261,466)		(265,581)
Income before income taxes	2,404,831		1,754,654		573,594
Income taxes expense	(666,378)		(481,674)		(129,196)
Total assets	6,783,783		6,884,814		6,081,823
Total liabilities	4,975,334		5,465,234		3,898,207
Net cash flows provided by operations activities	1,968,907		2,326,916		447,952
Net cash flow used in investing activities	(780,692)		(758,682)		(424,313)
Net cash flow used in financing activities	(1,691,110)		(1,572,262)		1,337,678
Additions to non-current as assets	4,151,889		3,828,149		3,245,723
Operating segments [Member] | Montego Bay [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	1,689,682		1,004,076		695,879
Total of Non-aeronautical services	693,603		454,519		327,158
Cost of improvements to concession assets	109,715		93,205		138,768
Total revenues	2,493,000		1,551,800		1,161,805
Income from operations	1,122,272		406,256		(88,901)
Interest income	31,943		6,232		3,515
Interest expense	25,841		(161,147)		(172,033)
Depreciation and amortization for the year	(491,075)		(86,642)		(82,736)
Income before income taxes	965,731		487,332		472,986
Income taxes expense	(250,796)		49,911		112,801
Total assets	2,302,148		2,938,320		2,780,014
Total liabilities	2,296,333		2,494,668		2,508,470
Net cash flows provided by operations activities	1,397,299		799,786		182,849
Net cash flow used in investing activities	(204,113)		(208,497)		(209,415)
Net cash flow used in financing activities	(942,312)		(329,444)		534,214
Additions to non-current as assets	5,372,864		5,751,567		5,700,583
Operating segments [Member] | Hermosillo [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	457,013		341,493		204,650
Total of Non-aeronautical services	79,181		70,135		64,609
Cost of improvements to concession assets	74,231		17,148		19,329
Total revenues	610,425		428,776		288,588
Income from operations	275,292		155,692		57,770
Interest income	23,533		11,269		8,056
Interest expense	(83,367)		(63,217)		(52,001)
Depreciation and amortization for the year	(86,112)		(74,653)		(71,971)
Income before income taxes	208,469		111,711		25,433
Income taxes expense	(22,788)		247		12,801
Total assets	1,959,100		1,877,408		1,803,045
Total liabilities	1,138,199		1,067,543		824,734
Net cash flows provided by operations activities	336,156		296,118		5,988
Net cash flow used in investing activities	(128,091)		(62,412)		(34,166)
Net cash flow used in financing activities	(174,446)		(212,676)		97,698
Additions to non-current as assets	1,079,844		1,073,645		1,040,121
Operating segments [Member] | Guanajuato [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	760,779		570,402		338,633
Total of Non-aeronautical services	154,845		131,977		113,826
Cost of improvements to concession assets	33,868		8,947		36,334
Total revenues	949,492		711,326		488,793
Income from operations	605,139		416,623		216,044
Interest income	25,661		15,054		13,801
Interest expense	(84,479)		(70,528)		(57,199)
Depreciation and amortization for the year	(80,874)		(476,300)		(502,568)
Income before income taxes	535,378		377,149		167,981
Income taxes expense	(128,533)		(86,781)		(20,990)
Total assets	1,845,542		1,904,465		2,072,069
Total liabilities	1,161,069		1,187,783		1,045,571
Net cash flows provided by operations activities	503,619		512,406		102,755
Net cash flow used in investing activities	(138,418)		(87,309)		(86,038)
Net cash flow used in financing activities	(512,372)		(652,150)		334,391
Additions to non-current as assets	1,051,394		987,253		968,483
Operating segments [Member] | Other Airport [Member]
Disclosure of operating segments [Line Items]
Aeronautical services	2,187,038		1,487,850		943,416
Total of Non-aeronautical services	415,587		343,913		283,941
Cost of improvements to concession assets	253,467		102,587		295,656
Total revenues	2,856,091		1,934,351		1,523,013
Income from operations	676,820		293,711		(34,634)
Interest income	103,587		62,551		42,052
Interest expense	(142,388)		(81,172)		(432,582)
Depreciation and amortization for the year	(284,653)		(218,049)		(229,764)
Income before income taxes	641,154		297,886		(72,311)
Income taxes expense	(96,269)		(117,711)		19,005
Total assets	6,345,646		6,030,099		5,318,795
Total liabilities	2,325,171		1,964,209		1,070,885
Net cash flows provided by operations activities	1,256,571		632,890		181,454
Net cash flow used in investing activities	(642,938)		(328,445)		(447,570)
Net cash flow used in financing activities	(393,571)		4,775		618,594
Additions to non-current as assets	3,421,157		3,290,029		3,054,931
Operating segments [Member] | Other Companies [Member]
Disclosure of operating segments [Line Items]
Total of Non-aeronautical services	826,406		217,536		3,889
Total revenues	826,407		217,535		3,889
Total intersegment revenues	8,894,827		5,669,325		2,310,159
Income from operations	9,172,302		6,099,861		2,242,786
Interest income	2,500,312		1,729,291		1,307,727
Interest expense	(2,547,057)		(1,605,897)		(1,071,260)
Gain/loss on financial investment held for coverage	6,765		51,656		(41,808)
Depreciation and amortization for the year	(90,671)		(111,002)		(55,562)
Share of gain/loss of associate	1		1		3
Income before income taxes	9,539,802		6,024,442		982,786
Income taxes expense	(340,422)		(239,932)		(22,753)
Total assets	51,005,570		52,475,232		51,516,861
Total liabilities	28,813,097		29,082,250		26,911,814
Investments in associates	118		34		35
Net cash flows provided by operations activities	140,039		(840,512)		3,180,663
Net cash flow used in investing activities	9,595,410		(198,065)		(1,455,336)
Net cash flow used in financing activities	(9,376,383)		388,344		(582,639)
Additions to non-current as assets	1,194,247		1,084,094		16,065,198
Eliminations [Member]
Disclosure of operating segments [Line Items]
Total intersegment revenues	(8,894,827)		(5,669,325)		(2,310,159)
Income from operations	(8,894,827)		(5,669,325)		(2,130,979)
Interest income	(2,248,707)		(1,621,075)		(1,179,680)
Interest expense	2,248,707		1,621,075		1,179,680
Income before income taxes	(8,894,827)		(5,669,325)		(2,130,980)
Total assets	(43,279,997)		(45,536,476)		(45,177,011)
Total liabilities	(22,945,082)		(24,883,120)		(20,340,934)
Net cash flows provided by operations activities	(542,910)		$ (94,289)		(68,130)
Net cash flow used in investing activities	(9,509,178)				1,311,800
Net cash flow used in financing activities	$ 9,509,178				$ (1,311,800)